Cover	Feb. 17, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 8-K (this "Amendment") is being filed by LTC Properties, Inc. ("LTC") to correct clerical errors on one slide in the Supplemental Information Package attached as Exhibit 99.2 to the Current Report on Form 8-K filed by LTC with the Securities and Exchange Commission on February 17, 2022. The corrected Supplemental Information Package is attached as Exhibit 99.2 to this Amendment. On slide 17 of the Supplemental Information Package, the amount of Contractual 4Q21 Rent and Mortgage Interest Collected should read "Collected, 94.5% - $34,089" (instead of "Collected, 97.3% - $72,114"), "Abated, 2.0% - $720" (instead of "Abated, 1.0% - $720"), and "Deferred, 3.5% - $1,268" (instead of "Deferred, 1.7% - $1,268"). No other changes have been made to the Supplemental Information Package or this Current Report on Form 8-K.
Document Period End Date	Feb. 17, 2022
Entity File Number	1-11314
Entity Registrant Name	LTC PROPERTIES, INC.
Entity Central Index Key	0000887905
Entity Tax Identification Number	71-0720518
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2829 Townsgate Road
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	805
Local Phone Number	981-8655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.01 par value
Trading Symbol	LTC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false